INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Schedule of inventories

Amounts in $ ‘000	2024	2023
Finished goods	16,297	18,349
Work in progress	39,002	37,706
Raw materials	425	705
Balance at December 31	55,724	56,760

Schedule of changes in the adjustment to net realisable value
Changes in the adjustment to net realizable value:

Amounts in $ ‘000	2024	2023
Balance at January 1	(4,276)	(1,971)
Addition to impairment	(7,608)	(3,878)
Release of impairment	15	—
Usage of impairment	2,749	1,673
Currency translation	457	(100)
Balance at December 31	(8,663)	(4,276)